Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net (loss) income		$ (1,660,119)	$ 477,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,215,158	788,720
Net charges related to Ukraine Conflict		2,938,487	0
Asset impairment		14,228	73,386
Amortization of debt issuance costs, debt discount, debt premium and lease premium		161,633	33,932
Amortization of fair value adjustments on debt		(4,017)	(8,254)
Maintenance rights write-off	[1]	179,667	30,211
Maintenance liability release to income		(131,427)	(140,047)
Net gain on sale of assets		(38,485)	(27,248)
Deferred tax (benefit) expense		(225,819)	82,388
Share-based compensation		54,381	41,986
Collections of finance leases		140,140	42,344
Loss on investment at fair value		12,351	2,463
Loss on debt extinguishment		2,041	6,061
Transaction and integration-related expenses		0	74,601
Other		(90,383)	2,863
Changes in operating assets and liabilities:
Trade receivables		44,327	21,394
Other assets		48,132	(198,019)
Accounts payable, accrued expenses and other liabilities		(151,845)	(133,183)
Net cash provided by operating activities		2,508,450	1,171,503
Purchase of flight equipment		(1,328,669)	(470,584)
Proceeds from sale or disposal of assets		796,373	267,779
Prepayments on flight equipment		(415,070)	(30,537)
Other		84,683	0
Net cash used in investing activities		(862,683)	(233,342)
Issuance of debt		84,996	1,320,537
Repayment of debt		(2,413,244)	(1,945,210)
Debt issuance and extinguishment costs paid, net of debt premium received		(9,135)	(221,037)
Maintenance payments received		353,522	163,280
Maintenance payments returned		(172,570)	(91,957)
Security deposits received		148,781	108,057
Security deposits returned		(140,441)	(156,314)
Dividend paid to non-controlling interest holders and others		(580)	(183)
Repurchase of shares and tax withholdings on share-based compensation		(8,140)	(16,503)
Net cash used in financing activities		(2,156,811)	(839,330)
Net (decrease) increase in cash, cash equivalents and restricted cash		(511,044)	98,831
Effect of exchange rate changes		(1,260)	(756)
Cash, cash equivalents and restricted cash at beginning of period		1,914,753	1,495,290
Cash, cash equivalents and restricted cash at end of period		1,402,449	1,593,365
Supplemental cash flow information:
Interest paid, net of amounts capitalized		760,509	564,071
Income taxes paid (refunded), net		$ 1,203	$ (201)

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$166,512	$6,170
MR contract maintenance rights write-off offset by maintenance liability release	242,142	7,340
EOL contract maintenance rights write-off offset by EOL compensation received	65,506	16,701
EOL and MR contract maintenance rights write-off related to the Ukraine conflict	(294,493)	—
Maintenance rights write-off	$179,667	$30,211